Material Accounting Policies Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Accounting Policies Information [Abstract]
Interest payment related to borrowings	R$ 1,085	R$ 783	R$ 406
Interest payment related to lease	R$ 977	R$ 772	R$ 294